Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	6 Months Ended	9 Months Ended
	Apr. 30, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 17,371	$ 17,486	$ 11,346
Carrying value	16,111	17,522	11,536
Difference between carrying value and contractual maturity amount	1,260	(36)	(190)
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	404	(585)	6
Cumulative changes in fair value due to changes in own credit risk	$ 337	$ (248)	$ (73)